Deferred Tax Assets and Liabilities - Summary of Movements in Net Deferred Tax (Liabilities)/Assets of the Group (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets Not Recognized	¥ 3,042	¥ 7,087